Stockholders' Equity - Schedule of Changes in Common Stock Warrants (Details) (10K) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Warrant exercise price per share		$ 0.001		$ 0.001
Number of common stock shares issued	3,096,483		421,797
Warrant outstanding			13,601,951	2,407,500	16,009,450	16,009,450	16,009,450
Cancellation of warrant		2,407,500
Series A Preferred Stock [Member]
Number of common stock shares issued	13,367,100	62,854	960,929
Warrants exchange of shares		50,000
Warrant Holders [Member]
Number of common stock shares issued		1,473,777
Maximum [Member] | Warrant Holders [Member]
Warrant exercise price per share		$ 0.001